Financing Receivables	12 Months Ended
Dec. 31, 2015
Financing Receivables
Financing Receivables

Note F.

Financing Receivables

The following table presents financing receivables, net of allowances for credit losses, including residual values.

($ in millions)

At December 31:	2015	2014
Current
Net investment in sales-type and direct financing leases	$3,057	$3,781
Commercial financing receivables	8,948	8,423
Client loan and installment payment receivables (loans)	7,015	7,631
Total	$19,020	$19,835
Noncurrent
Net investment in sales-type and direct financing leases	$4,501	$4,449
Client loan and installment payment receivables (loans)	5,512	6,660
Total	$10,013	$11,109

Net investment in sales-type and direct financing leases relates principally to the company’s systems products and are for terms ranging generally from two to six years. Net investment in sales-type and direct financing leases includes unguaranteed residual values of $645 million and $671 million at December 31, 2015 and 2014, respectively, and is reflected net of unearned income of $536 million and $517 million, and net of the allowance for credit losses of $213 million and $165 million at those dates, respectively. Scheduled maturities of minimum lease payments outstanding at December 31, 2015, expressed as a percentage of the total, are approximately: 2016, 44 percent; 2017, 27 percent; 2018, 18 percent; 2019, 8 percent; and 2020 and beyond, 3 percent.

Commercial financing receivables, net of allowance for credit losses of $19 million and $17 million at December 31, 2015 and 2014, respectively, relate primarily to inventory and accounts receivable financing for dealers and remarketers of IBM and OEM products. Payment terms for inventory and accounts receivable financing generally range from 30 to 90 days.

Client loan and installment payment receivables (loans), net of allowance for credit losses of $377 million and $396 million at December 31, 2015 and 2014, respectively, are loans that are provided primarily to clients to finance the purchase of hardware, software and services. Payment terms on these financing arrangements are generally for terms up to seven years.

Client loan and installment payment financing contracts are priced independently at competitive market rates. The company has a history of enforcing these financing agreements.

The company utilizes certain of its financing receivables as collateral for nonrecourse borrowings. Financing receivables pledged as collateral for borrowings were $545 million and $642 million at December 31, 2015 and 2014, respectively. These borrowings are included in note J, “Borrowings,” on pages 111 to 113.

The company did not have any financing receivables held for sale as of December 31, 2015 and 2014.

Financing Receivables by Portfolio Segment

The following tables present financing receivables on a gross basis, excluding the allowance for credit losses and residual value, by portfolio segment and by class, excluding commercial financing receivables and other miscellaneous financing receivables at December 31, 2015 and 2014. The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into two classes: major markets and growth markets.

($ in millions)

	Major	Growth
At December 31, 2015:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,517	$1,524	$7,041
Loan receivables	9,739	3,165	12,904
Ending balance	$15,256	$4,689	$19,945
Collectively evaluated for impairment	$15,180	$4,227	$19,406
Individually evaluated for impairment	$76	$462	$539
Allowance for credit losses
Beginning balance at January 1, 2015
Lease receivables	$32	$133	$165
Loan receivables	79	317	396
Total	$111	$450	$561
Write-offs	(14)	(48)	(62)
Provision	20	122	141
Other	(8)	(43)	(51)
Ending balance at December 31, 2015	$109	$481	$590
Lease receivables	$25	$188	$213
Loan receivables	$83	$293	$377
Collectively evaluated for impairment	$43	$36	$79
Individually evaluated for impairment	$65	$445	$511

($ in millions)

	Major	Growth
At December 31, 2014:	Markets	Markets	Total
Financing receivables
Lease receivables	$5,702	$1,943	$7,645
Loan receivables	10,049	4,639	14,687
Ending balance	$15,751	$6,581	$22,332
Collectively evaluated for impairment	$15,665	$6,156	$21,821
Individually evaluated for impairment	$86	$425	$511
Allowance for credit losses
Beginning balance at January 1, 2014
Lease receivables	$42	$80	$123
Loan receivables	95	147	242
Total	$137	$228	$365
Write-offs	(18)	(6)	(24)
Provision	3	240	243
Other	(12)	(11)	(23)
Ending balance at December 31, 2014	$111	$450	$561
Lease receivables	$32	$133	$165
Loan receivables	$79	$317	$396
Collectively evaluated for impairment	$42	$39	$81
Individually evaluated for impairment	$69	$411	$480

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

Financing Receivables on Non-Accrual Status

The following table presents the recorded investment in financing receivables which were on non-accrual status at December 31, 2015 and 2014.

($ in millions)

At December 31:	2015	2014
Major markets	$2	$13
Growth markets	63	40
Total lease receivables	$65	$53
Major markets	$13	$27
Growth markets	91	151
Total loan receivables	$104	$178
Total receivables	$168	$231

Impaired Loans

The company considers any loan with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on a non-accrual status. The following tables present impaired client loan receivables at December 31, 2015 and 2014.

($ in millions)

	Recorded	Related
At December 31, 2015:	Investment	Allowance
Major markets	$50	$47
Growth markets	297	284
Total	$347	$331

($ in millions)

	Recorded	Related
At December 31, 2014:	Investment	Allowance
Major markets	$54	$47
Growth markets	299	293
Total	$353	$340

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2015:	Investment	Recognized	Cash Basis
Major markets	$51	$0	$—
Growth markets	315	0	—
Total	$367	$0	$—

($ in millions)

			Interest
	Average	Interest	Income
	Recorded	Income	Recognized on
For the year ended December 31, 2014:	Investment	Recognized	Cash Basis
Major markets	$68	$0	$—
Growth markets	208	0	—
Total	$276	$0	$—

Credit Quality Indicators

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit rating.

The tables present the gross recorded investment for each class of receivables, by credit quality indicator, at December 31, 2015 and 2014. Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company may take to transfer credit risk to third parties.

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2015:	Markets	Markets
Credit Rating
Aaa – Aa3	$538	$39
A1 – A3	1,324	162
Baa1 – Baa3	1,493	392
Ba1 – Ba2	1,214	352
Ba3 – B1	513	277
B2 – B3	403	215
Caa – D	33	87
Total	$5,517	$1,524

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2015:	Markets	Markets
Credit Rating
Aaa – Aa3	$949	$80
A1 – A3	2,338	336
Baa1 – Baa3	2,635	813
Ba1 – Ba2	2,143	732
Ba3 – B1	905	576
B2 – B3	711	447
Caa – D	59	181
Total	$9,739	$3,165

At December 31, 2015, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (36 percent), Manufacturing (14 percent), Government (11 percent), Services (11 percent), Retail (9 percent), Communications (7 percent), Healthcare (6 percent) and Other (6 percent).

Lease Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
Aaa – Aa3	$563	$46
A1 – A3	1,384	178
Baa1 – Baa3	1,704	900
Ba1 – Ba2	1,154	272
Ba3 – B1	470	286
B2 – B3	372	176
Caa – D	55	85
Total	$5,702	$1,943

Loan Receivables

($ in millions)
	Major	Growth
At December 31, 2014:	Markets	Markets
Credit Rating
Aaa – Aa3	$993	$110
A1 – A3	2,438	425
Baa1 – Baa3	3,003	2,148
Ba1 – Ba2	2,034	649
Ba3 – B1	827	683
B2 – B3	655	420
Caa – D	98	203
Total	$10,049	$4,639

At December 31, 2014, the industries which made up Global Financing’s receivables portfolio consisted of: Financial (40 percent), Manufacturing (14 percent), Government (13 percent), Services (9 percent), Retail (8 percent), Communications (6 percent), Healthcare (5 percent) and Other (5 percent).

Past Due Financing Receivables

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2015:	> 90 days*	Current	Receivables	and Accruing
Major markets	$5	$5,512	$5,517	$5
Growth markets	30	1,494	1,524	13
Total lease receivables	$35	$7,006	$7,041	$19
Major markets	$7	$9,732	$9,739	$7
Growth markets	31	3,134	3,165	14
Total loan receivables	$38	$12,866	$12,904	$22
Total	$73	$19,872	$19,945	$40

* Does not include accounts that are fully reserved.

($ in millions)

				Recorded
	Total		Total	Investment
	Past Due		Financing	> 90 Days
At December 31, 2014:	> 90 days*	Current	Receivables	and Accruing
Major markets	$6	$5,696	$5,702	$6
Growth markets	32	1,911	1,943	14
Total lease receivables	$38	$7,607	$7,645	$20
Major markets	$9	$10,040	$10,049	$9
Growth markets	35	4,603	4,639	18
Total loan receivables	$44	$14,643	$14,687	$27
Total	$82	$22,250	$22,332	$47

* Does not include accounts that are fully reserved.

Troubled Debt Restructurings

The company assessed all restructurings that occurred on or after January 1, 2014 and determined that there were no significant troubled debt restructurings for the years ended December 31, 2014 and 2015.